CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (Q2) (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50	[1]	$ 2.50	$ 2.50

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.